Stock-Based Compensation, U.S. Cellular, Stock option rollforward schedules (Details) - U.S. Cellular - U.S. Cellular Common Shares - U.S. Cellular Long-Term Incentive Plans - Stock Options - USD ($)
$ / shares in Units, $ in Millions
	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Stock compensation, stock option rollforward schedule, number of shares
Outstanding, beginning of period	3,973,000
Exercisable options, beginning of period	1,937,000
Exercised options	(162,000)
Forfeited options	(74,000)
Expired options	(242,000)
Outstanding, end of period	3,495,000	3,973,000
Exercisable options, end of period	2,475,000	1,937,000
Stock compensation, stock option rollforward schedule, other information
Options outstanding, beginning of period - weighted average exercise price	$ 41.92
Options exercisable, beginning of period - weighted average exercise price	42.54
Options exercised, weighted average exercise price	36.21
Options forfeited, weighted average exercise price	41.62
Options expired, weighted average exercise price	57.67
Options outstanding, end of period - weighted average exercise price	41.10	$ 41.92
Options exercisable, end of period - weighted average exercise price	$ 40.79	42.54
Aggregate intrinsic value, options outstanding	$ 3
Aggregate intrinsic value, options exercisable	$ 2
Weighted average remaining contractual life, outstanding	6 years
Weighted average remaining contractual life, exercisable	5 years 5 months
Options granted, weighted average grant date fair value		$ 12.77	$ 9.94
Aggregate intrinsic value, options exercised	$ 1	$ 4	$ 2